Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 30, 2016
Goodwill and Intangible Assets
Schedule of changes in the carrying amount of goodwill

	Grocery	Refrigerated		Specialty	International
(in thousands)	Products	Foods	JOTS	Foods	& Other	Total
Balance as of October 26, 2014	$ 322,942	$ 96,643	$ 203,214	$ 470,857	$ 132,750	$ 1,226,406
Goodwill acquired	–	488,476	–	–	–	488,476
Purchase adjustments	–	–	–	7,096	–	7,096
Impairment charge	–	–	–	(21,537)	–	(21,537)
Product line disposal	(521)	(435)	–	–	(1)	(957)
Balance as of October 25, 2015	$ 322,421	$ 584,684	$ 203,214	$ 456,416	$ 132,749	$ 1,699,484
Goodwill acquired	186,379	–	–	–	–	186,379
Purchase adjustments	–	(241)	–	–	–	(241)
Goodwill sold	–	–	–	(50,134)	–	(50,134)
Impairment charge	–	–	–	(991)	–	(991)
Balance as of October 30, 2016	$ 508,800	$ 584,443	$ 203,214	$ 405,291	$ 132,749	$ 1,834,497

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 30, 2016			October 25, 2015
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Avg Life	Carrying	Accumulated	Avg Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 88,240	$ (20,737)	12.2	$ 83,190	$ (13,939)	12.1
Formulas and recipes	1,950	(1,796)	10.0	7,490	(6,865)	7.2
Proprietary software and technology	–	–	N/A	7,010	(6,901)	8.1
Other intangibles	3,520	(1,677)	6.3	2,370	(1,195)	7.5
Total	$ 93,710	$ (24,210)	11.9	$ 100,060	$ (28,900)	11.3

Schedule of amortization expense
(in millions)
2016	$ 8.4
2015	8.1
2014	9.4

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the five fiscal years after October 30, 2016, is as follows:
(in millions)
2017	$ 8.3
2018	7.8
2019	7.6
2020	7.4
2021	7.4

Schedule of carrying amounts for indefinite-lived intangible assets
	October 30,	October 25,
(in thousands)	2016	2015
Brands/tradenames/trademarks	$ 825,774	$ 748,075
Other intangibles	7,984	7,984
Total	$ 833,758	$ 756,059